Deferred tax assets and liabilities	6 Months Ended
Jun. 30, 2025
Deferred tax expense (income) [abstract]
Deferred tax assets and liabilities	Deferred tax assets and liabilities
CMB.TECH NV and its subsidiaries had available combined cumulative tax losses and other tax credits carried forward of $194.5 million and $160.6 million as of June 30, 2025 and December 31, 2024, respectively. Under current local tax laws, these loss carry forwards have an indefinite life and may be used to offset future taxable income of CMB.TECH NV and its subsidiaries.
The Company did not recognize deferred tax assets of $50.3 million and $39.7 million as of June 30, 2025 and December 31, 2024, respectively, that can be carried forward against future taxable income, because it is not considered more likely than not that these deferred tax assets will be utilized in the foreseeable future.